Note 16 - Net Earnings Per Common Share - Reconciliation of the Denominator Used to Calculate Earnings Per Common Share (Details) - shares		12 Months Ended
	Dec. 13, 2019	Dec. 31, 2019	Dec. 31, 2018
Shares issued and outstanding at beginning of period (in shares)		35,980,047	35,916,383
Stock Issued During Period, Shares, New Issues	2,165,000	2,245,229	111,904
Repurchased during the period (in shares)			(76,076)
Weighted average number of shares used in computing basic earnings per share (in shares)		38,225,276	35,952,211
Assumed exercise of stock options, net of shares assumed acquired under the Treasury Stock Method (in shares)		437,204	619,089
Number of shares used in computing diluted earnings per share (in shares)		38,662,480	36,571,300